Long-Lived Assets (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Property and equipment
Equipment	$ 264,495	$ 253,718
Furniture and fixtures	38,950	38,950
Software	71,625	71,625
Total property and equipment before accumulated depreciation	375,070	364,293
Less accumulated depreciation	(305,515)	(242,706)
Total property and equipment	69,555	121,587
Intangible assets
Patents	34,862	34,862
Trademark	0	4,525
Total intangible assets before accumulated amortization	34,862	39,387
Less accumulated amortization	(9,557)	(8,674)
Total intangible assets	$ 25,305	$ 30,713